Segment information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating segments
Revenue	€ 266,765	€ 256,127	€ 232,023
Segment adjusted EBITDA	€ 31,484	€ 31,397	€ 19,014
Segment adjusted EBITDA %	11.80%	12.30%	8.20%
Segments | Operating segments
Operating segments
Revenue	€ 266,765	€ 256,127	€ 232,023
Segment adjusted EBITDA	€ 42,784	€ 41,530	€ 28,565
Segment adjusted EBITDA %	16.00%	16.20%	12.30%
Materialise Software | Operating segments
Operating segments
Revenue	€ 116,358	€ 101,376	€ 84,846
Segment adjusted EBITDA	€ 35,562	€ 26,544	€ 18,822
Segment adjusted EBITDA %	30.60%	26.20%	22.20%
Materialise Medical | Operating segments
Operating segments
Revenue	€ 43,899	€ 44,442	€ 43,688
Segment adjusted EBITDA	€ 5,562	€ 7,450	€ 1,514
Segment adjusted EBITDA %	12.70%	16.80%	3.50%
Materialise Manufacturing | Operating segments
Operating segments
Revenue	€ 106,508	€ 110,310	€ 103,489
Segment adjusted EBITDA	€ 1,660	€ 7,537	€ 8,229
Segment adjusted EBITDA %	1.60%	6.80%	8.00%
All other segments | Unallocated
Operating segments
Revenue	€ 0	€ 0
Segment adjusted EBITDA	€ (11,300)	€ (10,133)	€ (9,551)